Interests in subsidiaries (Detail 2) € in Millions, ¥ in Millions, £ in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Share capital								$ 346.0	$ 304.0
Banco de Investimentos Credit Suisse (Brasil) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Banco de Investimentos Credit Suisse (Brasil) S.A.
Registered office	São Paulo, Brazil
Primary business division	Investment Banking
Share capital | R$		R$ 164.8
Equity interest accumulated in %	100.00%
BANK-now AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	BANK-now AG
Registered office	Horgen, Switzerland
Primary business division	Personal & Corporate Banking
Share capital | SFr			SFr 30.0
Equity interest accumulated in %	100.00%
Credit Suisse (Hong Kong) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse (Hong Kong) Limited
Registered office	Hong Kong, China
Primary business division	Investment Banking
Share capital						$ 8,192.9
Equity interest accumulated in %	100.00%
Credit Suisse (UK) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse (UK) Limited
Registered office	London, United Kingdom
Primary business division	Global Wealth Management
Share capital | £					£ 245.2
Equity interest accumulated in %	100.00%
Credit Suisse (USA), Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse (USA), Inc.
Registered office	Wilmington, United States
Primary business division	Investment Banking
Share capital								0.0
Equity interest accumulated in %	100.00%
Credit Suisse Bank (Europe), S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse Bank (Europe), S.A.
Registered office	Spain, Madrid
Primary business division	Investment Banking
Share capital | €				€ 18.0
Equity interest accumulated in %	100.00%
Credit Suisse Funds AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse Funds AG
Registered office	Zurich, Switzerland
Primary business division	Asset Management
Share capital | SFr			7.0
Equity interest accumulated in %	100.00%
Credit Suisse Securities (Europe) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse Securities (Europe) Limited
Registered office	London, United Kingdom
Primary business division	Non-core and Legacy
Share capital								9.6
Equity interest accumulated in %	100.00%
Credit Suisse Securities (Japan) Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse Securities (Japan) Limited
Registered office	Tokyo, Japan
Primary business division	Investment Banking
Share capital | ¥							¥ 78,100.0
Equity interest accumulated in %	100.00%
Credit Suisse Securities (USA) LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse Securities (USA) LLC
Registered office	Wilmington, United States
Primary business division	Non-core and Legacy
Share capital								0.0
Equity interest accumulated in %	100.00%
Credit Suisse Services (USA) LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	Credit Suisse Services (USA) LLC
Registered office	Wilmington, United States
Primary business division	Group Items
Share capital								0.0
Equity interest accumulated in %	100.00%
DLJ Mortgage Capital, Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	DLJ Mortgage Capital, Inc.
Registered office	Wilmington, United States
Primary business division	Non-core and Legacy
Share capital								0.0
Equity interest accumulated in %	100.00%
UBS Asset Management (Americas) Inc.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Asset Management (Americas) Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Asset Management
Share capital								0.0
Equity interest accumulated in %	100.00%
UBS Asset Management Life Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Asset Management Life Ltd
Registered office	London, United Kingdom
Primary business division	Asset Management
Share capital | £					£ 15.0
Equity interest accumulated in %	100.00%
UBS Business Solutions US LLC
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Business Solutions US LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Group Items
Share capital								$ 0.0
Equity interest accumulated in %	100.00%
UBS Fund Management (Switzerland) AG
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Fund Management (Switzerland) AG
Registered office	Basel, Switzerland
Primary business division	Asset Management
Share capital | SFr			SFr 1.0
Equity interest accumulated in %	100.00%
UBS (Monaco) S.A.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS (Monaco) S.A.
Registered office	Monte Carlo, Monaco
Primary business division	Global Wealth Management
Share capital | €				€ 49.2
Equity interest accumulated in %	100.00%
UBS Securities Australia Ltd
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Securities Australia Ltd
Registered office	Sydney, Australia
Primary business division	Investment Bank
Share capital	$ 0.3
Equity interest accumulated in %	100.00%
UBS Securities Hong Kong Limited
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Securities Hong Kong Limited
Registered office	Hong Kong SAR, China
Primary business division	Investment Bank
Share capital						$ 2,841.6
Equity interest accumulated in %	100.00%
UBS Securities Japan Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS Securities Japan Co., Ltd.
Registered office	Tokyo, Japan
Primary business division	Investment Bank
Share capital | ¥							34,708.7
Equity interest accumulated in %	100.00%
UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Investments In Subsidiaries With Material Group Contribution [Line Items]
Company	UBS SuMi TRUST Wealth Management Co., Ltd.
Registered office	Tokyo, Japan
Primary business division	Global Wealth Management
Share capital | ¥							¥ 5,165.0
Equity interest accumulated in %	51.00%